Leases	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

16. Leases

The Company leases office facilities and land use rights under operating lease agreements. Minimum lease payments under operating leases are recognized on a straight-line basis over the term of the lease. Rent expense for operating leases for the years ended March 31, 2017, 2018 and 2019 was INR 172,528, INR 206,497 and INR 324,370 (US$ 4,690), respectively.

Future minimum lease payments under non-cancellable operating leases as of March 31, 2019 are:

Year ended March 31,	Amount (INR)	US$
Fiscal 2020	251,287	3,633
Fiscal 2021	189,007	2,733
Fiscal 2022	169,638	2,453
Fiscal 2023	175,210	2,533
Fiscal 2024	180,446	2,609
Thereafter	5,819,426	84,144
Total	6,785,014	98,105